Management Report - Segment Results of Operations (Detail: Text Values)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Results of Operations [Abstract]
Effective tax rate for the Group, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity at the Group level	160.00%	(67.00%)	(11.00%)
Effective tax rate for the group adjusted to exclude the impact of permanent differences not attributed to the segments, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity of the segments	33.00%	35.00%	35.00%